Note 18 - Financial Statement Captions	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

Note 18.        Financial Statement Captions

The following table summarizes the Company’s prepaid expenses and other current assets as of December 31, 2022 and 2021:

	2022	2021
Licenses and subscriptions	$196,277	$43,146
Stock issuance costs	150,000	-
Prepaid insurance	96,168	72,800
Deferred costs of software sales	-	154,218
Other	-	6,826
Total	$442,445	$276,990

The following table summarizes the Company’s other current liabilities as of December 31, 2022 and 2021:

	2022	2021
Legal and professional fees	$190,200	$144,486
Cost of professional services	45,762	-
Cost of software sales	19,180	7,652
Interest expense	1,195	1,002
Other	27,160	50,940
Total	$283,497	$204,080